Restructuring Charges (Details) $ in Thousands	12 Months Ended
	Nov. 30, 2014 USD ($) positions	Nov. 30, 2013 USD ($) positions	Nov. 30, 2012 USD ($) positions
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 10,599	$ 14,881	$ 17,083
Restructuring Reserve, Accrual Adjustment	(1,327)	(1,423)	(254)
Restructuring charges	9,272	13,458	16,829
Restructuring Reserve [Roll Forward]
Balance	2,695	4,725	540
Less: Amount paid	(8,843)	(15,488)	(12,644)
Balance	$ 3,124	$ 2,695	$ 4,725
Restructuring and Related Cost, Number of Positions Eliminated | positions	168	245	271
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	$ 8,755	$ 13,906	$ 13,847
Restructuring Reserve, Accrual Adjustment	(1,586)	(1,498)	(254)
Restructuring Reserve [Roll Forward]
Balance	2,569	3,163	540
Less: Amount paid	(6,771)	(13,002)	(10,970)
Balance	2,967	2,569	3,163
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	575	525	2,228
Restructuring Reserve, Accrual Adjustment	259	75	0
Restructuring Reserve [Roll Forward]
Balance	103	1,503	0
Less: Amount paid	(920)	(2,000)	(725)
Balance	17	103	1,503
Other Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	1,269	450	1,008
Restructuring Reserve, Accrual Adjustment	0	0	0
Restructuring Reserve [Roll Forward]
Balance	23	59	0
Less: Amount paid	(1,152)	(486)	(949)
Balance	140	23	59
Americas Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,800	9,400	13,400
Restructuring Reserve [Roll Forward]
Balance	2,300
EMEA Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,100	3,500	3,000
Restructuring Reserve [Roll Forward]
Balance	800
APAC Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 400	$ 600	$ 400